Related Parties - Summary of Remuneration of Key Management Personnel (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Remuneration Of Key Management Personnel [abstract]
Short-term benefits	[1]	$ 9.3	$ 8.5	$ 8.5
Share based payment	[2]	9.3	2.7	(1.0)
Total		$ 18.6	$ 11.2	$ 7.5

[1]	Includes wages, salaries, profit sharing, bonuses, and indemnities, as well as the compensation of external members engaged in the statutory advisory committees.
[2]	As per Note 8, derivative instruments are contracted to protect cash flows from fluctuations in Embraer’s share price. The amounts presented in this Note do not include the results obtained with such derivative instruments.